AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.2%
Asset-Backed Securities — 1.1%
Collateralized Loan Obligations
Golub Capital Partners Static Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.557%(c)	04/20/33	1,250	$1,250,000
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)
6.555%(c)	10/20/31	1,250	1,250,000
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.621%(c)	02/20/30	1,122	1,122,216
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.598%(c)	04/17/30	922	923,782

Total Asset-Backed Securities (cost $4,533,716)			4,545,998
Convertible Bonds — 0.1%
Media
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	364	148,810
4.000%	11/15/29	498	203,720

Total Convertible Bonds (cost $675,429)			352,530
Corporate Bonds — 81.9%
Advertising — 0.7%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28(a)	335	293,196
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	935	882,511
CMG Media Corp.,
Gtd. Notes, 144A
8.875%	12/15/27(a)	445	292,444
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Sec’d. Notes, 144A
7.375%	02/15/31	400	419,648
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29	570	516,506
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29	395	359,055
Summer BC Bidco B LLC,
Sr. Sec’d. Notes, 144A
5.500%	10/31/26	400	385,977
			3,149,337
Aerospace & Defense — 1.7%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.930%	05/01/60	450	421,486
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	550	$541,062
7.125%	06/15/26(a)	97	98,334
7.250%	07/01/31	185	185,152
7.500%	02/01/29(a)	695	715,850
8.750%	11/15/30(a)	2,204	2,352,770
Spirit AeroSystems, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	11/30/29	175	190,875
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	575	533,736
5.500%	11/15/27	630	616,733
Sr. Sec’d. Notes, 144A
6.375%	03/01/29	360	361,100
6.625%	03/01/32	1,305	1,318,421
			7,335,519
Agriculture — 0.2%
Darling Ingredients, Inc.,
Gtd. Notes, 144A
6.000%	06/15/30	450	446,114
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	600	555,844
			1,001,958
Airlines — 1.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28	100	101,497
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	19	18,614
5.750%	04/20/29	1,648	1,616,639
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	205	192,187
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27(a)	442	445,182
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	525	507,704
4.625%	04/15/29	472	439,099
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	275	202,012
7.875%	05/01/27	575	486,421
9.500%	06/01/28(a)	545	463,468
			4,472,823
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	$134,938
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	825	662,750
			797,688
Auto Manufacturers — 0.8%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29	555	549,672
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	200	165,686
9.625%	04/22/30	600	703,467
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	289	258,233
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	200	195,094
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	375	377,831
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	115	119,109
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A (original cost $603,063; purchased 09/21/20 - 03/14/24)(f)
9.500%	10/01/28	575	587,649
Wabash National Corp.,
Gtd. Notes, 144A
4.500%	10/15/28	245	224,647
			3,181,388
Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	625	609,375
8.250%	04/15/31(a)	360	379,800
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	355	361,656
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	159	157,541
6.500%	04/01/27(a)	470	468,226
6.875%	07/01/28(a)	225	223,883
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	290	290,441
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	842	841,621
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	400	353,428
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
4.500%	02/15/32(a)	175	$150,943
5.375%	11/15/27	420	411,243
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	07/15/31(a)	1,015	925,274
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	85	85,827
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	675	615,818
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	500	493,529
			6,368,605
Banks — 0.4%
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	554	522,999
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	275	266,578
7.625%	05/01/26	125	124,646
12.000%	10/01/28	25	27,244
12.250%	10/01/30	200	219,635
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	400	333,845
			1,494,947
Building Materials — 2.2%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	460	438,711
6.375%	03/01/34	165	165,633
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28(a)	200	205,245
Cemex SAB de CV (Mexico),
Gtd. Notes, 144A
5.450%	11/19/29	200	197,188
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	575	513,057
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	335	340,246
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	12/15/30(a)	745	752,189
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	771	755,397

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	83	$81,166
4.875%	12/15/27	580	555,064
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	325	340,666
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	125	110,000
5.375%	02/01/28	25	24,966
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	565	567,377
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30(a)	615	566,220
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	321	313,795
8.875%	11/15/31	610	651,787
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31(a)	325	272,512
4.375%	07/15/30	1,505	1,351,571
5.000%	02/15/27	350	339,553
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29(a)	233	226,755
7.250%	01/15/31	405	420,799
			9,189,897
Chemicals — 1.8%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	400	412,380
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	150	96,808
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29	125	69,126
Avient Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	08/01/30(a)	285	292,529
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29	339	303,699
Chemours Co. (The),
Gtd. Notes, 144A
4.625%	11/15/29(a)	560	483,298
5.750%	11/15/28	460	421,669
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
12.000%	02/15/31	170	177,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
15.000%	12/06/28^	291	$291,224
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	480	439,983
INEOS Finance PLC (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	200	197,000
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.625%	03/15/29(a)	540	580,500
NOVA Chemicals Corp. (Canada),
Sr. Sec’d. Notes, 144A
8.500%	11/15/28	550	585,068
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	50	49,625
5.250%	06/01/27	245	230,533
9.000%	02/15/30	475	489,511
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
9.750%	11/15/28(a)	625	666,342
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29(a)	150	155,822
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	5	4,906
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29(a)	340	302,433
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	200	173,000
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	575	586,984
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.125%	04/01/29	455	130,813
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29(a)	148	132,640
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	325	309,134
7.375%	03/01/31	50	50,733
			7,633,410
Coal — 0.1%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	273	273,966

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Coal (cont’d.)
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26		259	$268,964
				542,930
Commercial Services — 4.6%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		860	782,186
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		273	261,487
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		274	273,834
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,075	925,012
9.750%	07/15/27		1,275	1,278,328
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		630	573,533
4.625%	06/01/28		200	181,000
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26		150	146,936
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)		600	540,231
4.625%	10/01/27(a)		20	19,019
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		505	455,016
4.750%	10/15/29		175	161,043
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)		175	161,914
5.375%	03/01/29		730	680,572
5.750%	07/15/27		532	514,958
8.000%	02/15/31		205	204,582
Avis Budget Finance PLC,
Gtd. Notes
4.750%	01/30/26	EUR	175	188,685
Block, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/31(a)		635	552,616
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		590	617,811
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27		150	143,006
Carriage Services, Inc.,
Gtd. Notes, 144A
4.250%	05/15/29		75	66,542
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
EquipmentShare.com, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/28	465	$478,977
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27	350	334,250
7.750%	02/15/28	300	306,630
Sr. Unsec’d. Notes, 144A
9.500%	11/01/27	150	150,375
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	449	441,244
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26(a)	890	808,828
5.000%	12/01/29(a)	200	154,652
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24	484	15,730
6.000%	01/15/28	379	34,110
7.125%	08/01/26	255	22,950
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	1,075	1,023,594
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28(a)	700	595,193
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29(a)	375	355,028
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28	290	284,131
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	520	518,442
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	200	173,407
4.000%	05/15/31	300	265,949
5.125%	06/01/29	635	619,908
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	1,300	1,132,981
4.875%	01/15/28	275	267,442
5.250%	01/15/30	535	521,833
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	225	194,137
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	1,075	1,078,703
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	100	105,522
Wand NewCo 3, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	01/30/32(a)	185	191,427

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/01/31	360	$374,024
			19,177,778
Computers — 1.1%
Ahead DB Holdings LLC,
Gtd. Notes, 144A
6.625%	05/01/28	320	289,666
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	615	567,420
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	862	921,858
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	670	624,943
5.125%	04/15/29(a)	650	602,613
5.250%	10/01/30(a)	200	181,287
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28	185	184,487
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	295	286,530
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29	650	547,625
9.625%	12/01/32	165	188,100
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	250	249,396
			4,643,925
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	479	468,351
Distribution/Wholesale — 0.3%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	1,000	915,501
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	125	130,412
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	50	50,875
Wesco Aircraft Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	11/15/26(a)(d)	451	109,808
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	250	262,531
			1,469,127
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 2.7%
Ally Financial, Inc.,
Sub. Notes
5.750%	11/20/25	265	$263,126
6.700%	02/14/33	250	252,685
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
9.750%	03/15/29(a)	500	519,945
Coinbase Global, Inc.,
Gtd. Notes, 144A
3.375%	10/01/28	175	149,478
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/01/29	200	205,034
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
9.250%	02/01/29	45	46,044
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
8.000%	02/15/27	175	180,250
Sr. Unsec’d. Notes, 144A
6.875%	04/15/29	60	60,225
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	526	496,571
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	125	119,687
9.250%	12/01/28	65	68,737
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	450	413,959
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28(a)	200	165,852
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	235	218,174
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	70	71,097
6.500%	03/26/31	135	137,394
8.125%	03/30/29	300	316,875
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,335	1,211,574
5.500%	08/15/28	195	186,451
5.750%	11/15/31	150	138,440
6.000%	01/15/27(a)	682	673,512
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29(a)	525	487,979
6.750%	06/25/25	125	125,844
9.375%	07/25/30	100	106,943
OneMain Finance Corp.,
Gtd. Notes
3.500%	01/15/27	150	139,264

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
3.875%	09/15/28	250	$223,463
4.000%	09/15/30(a)	450	385,241
6.625%	01/15/28(a)	510	511,309
7.125%	03/15/26	1,614	1,642,848
7.875%	03/15/30	105	108,529
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	175	159,527
5.375%	10/15/25(a)	225	222,402
5.750%	09/15/31	125	116,074
7.875%	12/15/29	240	246,659
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	671	603,580
3.875%	03/01/31(a)	605	527,350
			11,502,122
Electric — 3.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	276	242,216
4.500%	02/15/28	200	190,120
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	1,350	1,241,814
5.125%	03/15/28	2,916	2,797,007
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000%
13.000%	06/01/24	647	356,014
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	525	522,124
Gtd. Notes, 144A
3.375%	02/15/29	75	66,708
3.625%	02/15/31	1,175	1,014,421
3.875%	02/15/32	250	214,504
5.250%	06/15/29	915	877,574
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	500	534,658
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	846	819,420
5.250%	07/01/30	175	166,801
Pike Corp.,
Gtd. Notes, 144A
5.500%	09/01/28	395	377,740
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	900	917,214
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)	1,220	1,130,625
5.000%	07/31/27	725	702,504
5.500%	09/01/26	200	196,969
5.625%	02/15/27(a)	1,032	1,016,101
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
7.750%	10/15/31	735	$769,286
			14,153,820
Electrical Components & Equipment — 0.7%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	685	613,695
4.750%	06/15/28(a)	542	502,656
EnerSys,
Gtd. Notes, 144A
4.375%	12/15/27	435	411,714
6.625%	01/15/32	35	35,293
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29	484	489,086
6.625%	03/15/32	310	315,140
7.125%	06/15/25	250	250,321
7.250%	06/15/28(a)	513	523,785
			3,141,690
Electronics — 0.4%
Coherent Corp.,
Gtd. Notes, 144A
5.000%	12/15/29(a)	585	551,008
Imola Merger Corp.,
Sr. Sec’d. Notes, 144A
4.750%	05/15/29	416	390,110
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	530	538,519
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	420	382,430
			1,862,067
Engineering & Construction — 0.7%
AECOM,
Gtd. Notes
5.125%	03/15/27	675	663,624
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30	75	81,154
Dycom Industries, Inc.,
Gtd. Notes, 144A
4.500%	04/15/29(a)	415	388,062
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29	600	550,943
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28(a)	300	285,467
Sr. Unsec’d. Notes, 144A
6.625%	08/15/29	280	261,756
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32	225	199,200

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	495	$457,875
			2,888,081
Entertainment — 3.0%
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29	465	431,267
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	1,835	1,676,819
8.125%	07/01/27(a)	350	358,439
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)	740	747,256
7.000%	02/15/30	785	805,870
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	400	399,474
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	300	284,045
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28	225	225,312
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	425	410,019
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28(a)	330	312,457
5.875%	03/15/26	200	197,580
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	500	500,497
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29	275	265,031
6.250%	01/15/27	200	200,750
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	400	387,752
6.750%	02/15/29	150	144,368
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26	398	393,746
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	1,215	1,228,431
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	375	347,132
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	275	237,835
5.625%	01/15/27(a)	775	749,955
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)	275	$201,533
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30(a)	325	314,284
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	1,543	1,462,582
7.125%	02/15/31(a)	515	533,122
			12,815,556
Environmental Control — 0.8%
Covanta Holding Corp.,
Gtd. Notes
5.000%	09/01/30	300	264,239
Gtd. Notes, 144A
4.875%	12/01/29	305	273,714
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	1,430	1,314,052
4.375%	08/15/29(a)	637	585,045
4.750%	06/15/29	25	23,437
Sr. Sec’d. Notes, 144A
6.750%	01/15/31	340	348,500
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28	205	189,644
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29(a)	235	215,438
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29	263	238,511
			3,452,580
Foods — 1.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	850	762,647
4.625%	01/15/27	1,225	1,185,814
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	43	42,784
5.250%	09/15/27(a)	1,250	1,168,843
Sr. Sec’d. Notes, 144A
8.000%	09/15/28(a)	150	156,384
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	100	80,070
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	250	228,092
4.375%	01/31/32	75	67,210
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26	65	66,383

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	561	$551,225
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	250	212,027
4.250%	04/15/31	525	473,569
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	764	701,268
5.500%	12/15/29	746	720,672
5.625%	01/15/28	15	14,728
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	400	402,788
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)	175	157,432
			6,991,936
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	398	389,365
5.875%	08/20/26	708	706,702
			1,096,067
Healthcare-Products — 1.0%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	745	705,819
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	250	203,983
6.750%	02/15/30	25	21,749
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29(a)	3,034	2,761,683
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	490	463,151
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29	175	175,789
			4,332,174
Healthcare-Services — 3.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	582	567,729
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
3.125%	02/15/29(a)	380	363,186
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31	1,675	1,292,516
5.625%	03/15/27	460	423,347
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,979	$2,492,435
4.625%	06/01/30	745	666,849
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	625	594,972
4.750%	02/01/30	260	243,733
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	250	238,090
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29(a)	1,375	1,129,985
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	450	448,922
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	400	400,745
Tenet Healthcare Corp.,
Sec’d. Notes
6.250%	02/01/27	574	573,686
Sr. Sec’d. Notes
4.250%	06/01/29	2,415	2,243,767
4.375%	01/15/30	450	416,109
4.625%	06/15/28(a)	300	285,816
6.125%	06/15/30(a)	1,730	1,728,087
Sr. Unsec’d. Notes
6.875%	11/15/31(a)	1,000	1,044,525
			15,154,499
Home Builders — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	476	439,141
4.625%	04/01/30	361	329,343
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	775	765,202
7.250%	10/15/29(a)	1,000	1,012,047
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	175	176,774
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	709	632,782
6.250%	09/15/27(a)	300	292,500
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	200	180,500
Century Communities, Inc.,
Gtd. Notes, 144A
3.875%	08/15/29	175	157,579
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	75	71,631

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
5.000%	03/01/28	475	$457,124
KB Home,
Gtd. Notes
4.800%	11/15/29	736	701,962
7.250%	07/15/30	150	155,297
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A
8.875%	04/01/29	330	328,235
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	200	179,902
4.950%	02/01/28	150	142,941
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,100	992,750
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/29	150	150,612
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	275	261,493
4.750%	04/01/29	350	328,681
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	175	179,513
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	825	820,296
5.875%	06/15/27	150	149,980
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	420	413,116
			9,319,401
Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29	915	831,228
Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,025	922,513
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30(a)	330	296,010
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	525	521,063
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29	340	333,234
			2,072,820
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares — 1.0%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25	605	$599,365
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	09/15/27(a)	380	375,063
6.625%	09/15/29(a)	450	439,714
6.875%(cc)	04/01/36	330	292,966
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	600	516,884
4.375%	02/01/32(a)	500	431,258
4.500%	10/15/29(a)	1,061	960,181
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	600	443,316
			4,058,747
Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/29	400	402,110
10.125%	08/01/26	300	311,778
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	125	115,137
7.500%	02/15/32	25	24,565
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	350	323,986
HUB International Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/30	570	586,253
Sr. Unsec’d. Notes, 144A
5.625%	12/01/29(a)	305	286,020
			2,049,849
Internet — 0.7%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28(a)	665	585,210
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	450	403,863
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	230,014
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	850	845,200
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	150	135,304
Shutterfly Finance LLC,
Sec’d. Notes, 144A, Cash coupon 8.500% or PIK 4.250%
8.500%	10/01/27	253	201,552

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Sr. Sec’d. Notes, 144A
9.750%	10/01/27	56	$56,519
Uber Technologies, Inc.,
Gtd. Notes, 144A
6.250%	01/15/28	480	482,327
			2,939,989
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	640	592,966
Iron/Steel — 0.8%
ATI, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	425	418,815
7.250%	08/15/30	135	139,861
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	429	432,070
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28(a)	575	572,813
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.875%	06/01/27	64	63,950
Gtd. Notes, 144A
4.625%	03/01/29	130	121,319
6.750%	04/15/30(a)	815	818,309
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.125%	01/15/30	325	298,778
4.375%	03/15/32	75	67,430
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28	200	210,652
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29	270	272,021
			3,416,018
Leisure Time — 3.1%
Acushnet Co.,
Gtd. Notes, 144A
7.375%	10/15/28	255	264,042
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31(a)	595	590,427
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	1,440	1,425,888
6.000%	05/01/29(a)	875	859,731
10.500%	06/01/30(a)	685	749,219
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	1,156	1,071,080
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	350	$369,831
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	600	592,374
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	300	296,250
8.125%	01/15/29	75	79,183
8.375%	02/01/28	200	210,748
Sr. Unsec’d. Notes, 144A
7.750%	02/15/29(a)	675	702,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	275	271,563
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	250	259,458
9.250%	01/15/29	1,295	1,382,930
Sr. Sec’d. Notes, 144A
8.250%	01/15/29	485	512,984
Sr. Unsec’d. Notes
7.500%	10/15/27	200	209,918
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	50	49,290
5.500%	08/31/26	75	74,018
5.500%	04/01/28	700	691,159
6.250%	03/15/32	202	203,515
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	650	635,375
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29	200	200,442
9.125%	07/15/31	425	463,836
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29(a)	325	316,062
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29(a)	715	716,239
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	50	48,063
			13,245,625
Lodging — 1.7%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	200	183,949
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	414	396,104
Gtd. Notes, 144A
3.625%	02/15/32	400	344,660
5.875%	04/01/29	180	180,272

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	331	$310,579
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	377	368,549
4.750%	10/15/28(a)	1,215	1,155,286
5.500%	04/15/27(a)	605	599,995
6.500%	04/15/32	240	239,393
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.300%(cc)	03/08/27	550	496,955
5.125%(cc)	08/08/25	450	443,520
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	513	483,278
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	225	223,968
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	800	728,500
5.500%	01/15/26	200	194,186
5.625%	08/26/28(a)	700	662,812
			7,012,006
Machinery-Construction & Mining — 0.2%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29(a)	675	637,444
Machinery-Diversified — 0.6%
ATS Corp. (Canada),
Gtd. Notes, 144A
4.125%	12/15/28	555	508,302
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	265	288,556
Sr. Sec’d. Notes, 144A
7.500%	01/01/30(a)	880	913,998
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28(a)	370	238,004
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	350	379,480
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	200	193,000
			2,521,340
Media — 8.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	985	807,700
5.750%	08/15/29	400	319,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,331	$1,069,181
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	4,480	3,646,445
4.250%	01/15/34(a)	200	150,944
4.500%	06/01/33	499	389,431
4.750%	03/01/30	4,016	3,444,867
5.000%	02/01/28(a)	1,126	1,048,525
5.125%	05/01/27	550	523,894
5.375%	06/01/29(a)	25	22,884
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	615	417,302
5.375%	02/01/28(a)	2,000	1,720,263
5.500%	04/15/27	350	313,124
6.500%	02/01/29	900	765,000
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	688	349,518
5.750%	01/15/30	1,450	767,131
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $4,286,225; purchased 07/18/19 - 05/19/21)(f)
6.625%	08/15/27(d)	5,020	142,866
Sec’d. Notes, 144A (original cost $1,578,917; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	2,365	66,826
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27(a)	375	354,798
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,040	435,788
5.875%	11/15/24	1,529	1,461,178
7.750%	07/01/26	2,881	1,925,628
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	605	477,155
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,375	1,404,547
Gannett Holdings LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/26	255	233,986
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	310	284,465
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30	160	105,050
5.875%	07/15/26	725	706,243
7.000%	05/15/27(a)	598	556,765
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	422	235,076
Sr. Sec’d. Notes
6.375%	05/01/26	220	187,313

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	206	$147,735
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	520	494,346
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29(a)	425	389,420
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	367	334,559
5.625%	07/15/27	671	644,236
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	595	473,252
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	1,210	573,960
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	400	318,783
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	95	79,376
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	290	265,710
Sr. Sec’d. Notes, 144A
4.125%	12/01/30	410	298,122
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	1,292	1,129,526
5.000%	08/01/27	218	209,882
5.500%	07/01/29(a)	1,115	1,061,615
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29(a)	650	583,044
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	400	357,208
6.625%	06/01/27	1,300	1,272,486
7.375%	06/30/30(a)	540	534,337
8.000%	08/15/28	280	285,347
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	419	386,360
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	600	515,250
			34,687,447
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29(a)	250	229,052
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 1.0%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	415	$416,262
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	75	78,729
Unsec’d. Notes, 144A
11.500%	10/01/31	170	189,292
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	475	452,437
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	600	571,200
8.625%	06/01/31(a)	200	194,001
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	215	215,934
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	210	203,175
6.125%	04/01/29(a)	655	647,631
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	535	536,225
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	200	171,869
4.750%	01/30/30(a)	650	599,540
			4,276,295
Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	100	98,557
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	370	337,683
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31	285	246,821
6.250%	02/15/29	205	206,600
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	505	518,528
			1,408,189
Office/Business Equipment — 0.1%
Xerox Holdings Corp.,
Gtd. Notes, 144A
8.875%	11/30/29	295	300,476
Oil & Gas — 6.7%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	150	151,812

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	$518
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	500	480,327
7.625%	02/01/29	360	370,026
8.375%	07/15/26	628	651,913
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	325	325,806
9.000%	11/01/27	250	315,224
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	1,044	1,072,303
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	262	276,737
Baytex Energy Corp. (Canada),
Gtd. Notes, 144A
8.500%	04/30/30	460	478,901
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27	420	438,438
Chesapeake Energy Corp.,
Gtd. Notes, 144A
6.750%	04/15/29	765	773,992
Chord Energy Corp.,
Gtd. Notes, 144A
6.375%	06/01/26	505	506,749
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26	50	50,282
7.000%	06/15/25	650	649,327
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	610	641,682
8.625%	11/01/30	175	187,869
8.750%	07/01/31(a)	800	856,592
CNX Resources Corp.,
Gtd. Notes, 144A
6.000%	01/15/29	395	387,115
7.250%	03/01/32(a)	135	137,357
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	575	520,752
6.750%	03/01/29(a)	655	624,619
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26	310	316,067
9.250%	02/15/28(a)	700	739,399
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32	190	191,577
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	114	112,661
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	360	$378,295
Encino Acquisition Partners Holdings LLC,
Gtd. Notes, 144A
8.500%	05/01/28	400	404,278
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	250	251,923
Gulfport Energy Corp.,
Gtd. Notes
8.000%	05/17/26	720	730,911
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)	1,050	1,024,102
6.000%	02/01/31	325	316,734
6.250%	11/01/28	561	560,539
6.250%	04/15/32	275	271,366
8.375%	11/01/33	267	288,989
Matador Resources Co.,
Sr. Unsec’d. Notes, 144A
6.500%	04/15/32	235	235,410
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	175	171,500
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	375	372,187
7.500%	01/15/28(a)	485	453,475
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	135	134,754
9.125%	01/31/30(a)	500	519,987
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30	525	546,900
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	500	462,500
4.625%	05/01/30(a)	400	368,680
Permian Resources Operating LLC,
Gtd. Notes, 144A
5.875%	07/01/29	330	324,522
7.000%	01/15/32	530	549,436
7.750%	02/15/26	300	303,889
8.000%	04/15/27	75	77,281
9.875%	07/15/31	260	289,511
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	375	372,656
7.125%	01/15/26	323	322,596
Range Resources Corp.,
Gtd. Notes
8.250%	01/15/29(a)	175	182,019
Gtd. Notes, 144A
4.750%	02/15/30(a)	943	879,405

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month SOFR + 7.750%
13.079%(c)	12/15/28	250	$246,938
SM Energy Co.,
Sr. Unsec’d. Notes
5.625%	06/01/25	340	338,532
6.625%	01/15/27	190	189,593
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32	700	644,447
5.375%	02/01/29	570	553,959
5.375%	03/15/30	750	722,538
8.375%	09/15/28	210	217,865
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	345	321,237
4.500%	04/30/30	625	573,275
6.000%	04/15/27	284	282,756
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	104	103,820
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	275	271,906
11.500%	01/30/27	263	273,849
Sr. Sec’d. Notes, 144A
8.750%	02/15/30	238	247,742
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	465	480,247
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	125	136,636
10.125%	01/15/28(a)	460	483,239
Gtd. Notes, 144A
7.875%	04/15/32	185	188,071
			28,328,540
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	370	371,035
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27	375	375,497
			746,532
Packaging & Containers — 2.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	800	261,952
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27(a)	400	248,000
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	450	408,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.875%	11/15/29	635	$555,644
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28(a)	300	272,144
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	200	179,871
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	374,000
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	475	448,875
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28(a)	350	315,560
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	300	276,449
6.750%	07/15/26	330	325,772
9.500%	11/01/28	50	50,630
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	200	171,159
10.500%	07/15/27(a)	500	495,964
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	08/15/26(a)	1,115	1,136,205
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	641	641,264
7.250%	05/15/31	50	50,899
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	175	163,375
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	531	496,043
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	50	50,144
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	575	613,739
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	500	454,129
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	650	637,813
			8,628,006

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 2.2%
180 Medical, Inc. (United Kingdom),
Gtd. Notes, 144A
3.875%	10/15/29	320	$288,356
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,225	1,053,189
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,293	765,886
9.250%	04/01/26	437	410,268
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	425	192,313
5.000%	02/15/29	771	323,820
5.250%	01/30/30	1,155	473,550
6.250%	02/15/29	1,700	726,750
9.000%	12/15/25	398	376,110
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	955	518,087
5.500%	11/01/25	615	578,869
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
6.650%	08/28/28	365	371,284
Grifols SA (Spain),
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28(a)	485	401,337
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	200	185,642
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	258	240,347
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	1,725	1,527,683
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29(a)	495	453,154
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25(a)	275	229,418
			9,116,063
Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	400	384,754
5.750%	03/01/27	200	197,321
5.750%	01/15/28	1,090	1,072,791
6.625%	02/01/32	245	246,047
7.875%	05/15/26	460	469,119
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	07/15/26	265	264,449
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	175	164,925
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	188	$178,612
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	75	66,781
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31(a)	595	538,926
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C, 3 Month SOFR + 4.372%
9.701%(c)	04/29/24(oo)	505	493,984
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	870	838,002
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	155	145,401
6.500%	07/01/27	370	373,571
7.500%	06/01/27	235	240,927
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/28	710	713,614
8.000%	01/15/27	300	303,044
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	200	198,735
7.000%	08/01/27	205	205,486
Gtd. Notes, 144A
8.250%	01/15/32(a)	240	249,003
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30	615	565,327
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	07/15/28	350	369,941
Kinetik Holdings LP,
Gtd. Notes, 144A
5.875%	06/15/30(a)	585	572,104
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/29(a)	665	681,139
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A
5.625%	02/15/26	215	211,775
NuStar Logistics LP,
Gtd. Notes
6.000%	06/01/26	256	255,213
6.375%	10/01/30	495	499,526
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	200	195,218
4.800%	05/15/30	465	430,206
6.875%	04/15/40	675	662,385
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	825	795,373
6.000%	03/01/27	596	586,689

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.000%	12/31/30	220	$208,907
6.000%	09/01/31	75	69,919
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	430	432,455
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	319,592
6.250%	01/15/30	450	453,032
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	06/01/28	590	601,943
8.375%	06/01/31(a)	218	225,041
9.500%	02/01/29	1,660	1,789,528
9.875%	02/01/32(a)	800	862,449
			18,133,254
Real Estate — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28(a)	419	431,653
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30	150	157,037
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	125	112,374
4.375%	02/01/31(a)	400	347,172
5.375%	08/01/28	555	532,955
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	800	730,934
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.750%	01/15/29(a)	645	456,982
			2,769,107
Real Estate Investment Trusts (REITs) — 1.0%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	429	320,136
9.750%	06/15/25	37	37,013
Sr. Unsec’d. Notes
4.750%	02/15/28(a)	350	282,453
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28	384	371,601
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	845	585,770
5.000%	10/15/27(a)	325	274,344
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25	375	375,964
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	615	$592,293
Gtd. Notes, 144A
4.500%	02/15/29	100	93,357
6.500%	04/01/32	205	205,587
7.250%	07/15/28	370	381,383
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	175	155,100
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	04/01/29	465	468,650
			4,143,651
Retail — 4.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	1,518	1,349,487
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29(a)	250	207,249
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	475	439,472
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36(a)	325	328,140
6.875%	11/01/35	496	506,687
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	100	98,995
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30	425	431,494
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30	400	421,386
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29	125	126,734
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes, 144A (original cost $68,969; purchased 08/04/22 - 08/24/22)(f)
5.375%	04/01/26	75	73,374
Sr. Unsec’d. Notes, 144A (original cost $303,594; purchased 08/02/22 - 08/24/22)(f)
5.875%	04/01/29	350	333,676
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)	1,153	1,034,920
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	75	68,842
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	550	506,144

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	645	$565,040
3.875%	10/01/31	550	465,192
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	322	296,765
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29(a)	575	539,219
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29(a)	725	666,247
8.250%	08/01/31	425	444,269
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29(a)	405	365,401
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30	355	345,250
NMG Holding Co., Inc./Neiman Marcus Group LLC,
Sr. Sec’d. Notes, 144A
7.125%	04/01/26	300	294,088
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.375%	04/01/30(a)	430	388,668
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	500	425,790
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	300	266,831
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)	225	210,063
7.500%	10/15/27	50	50,476
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29(a)	515	461,603
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	830	775,068
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
8.000%	11/15/26(d)	776	518,736
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32	390	386,985
Sonic Automotive, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29(a)	525	471,410
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29	425	433,967
6.125%	07/01/29	225	229,506
Sr. Sec’d. Notes, 144A
4.625%	07/01/28	365	368,002
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	801	$781,694
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	291	276,812
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	908	827,269
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	985	906,200
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	300	294,337
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%
8.250%	03/15/26	125	124,872
			18,106,360
Semiconductors — 0.6%
Amkor Technology, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	09/15/27	515	517,464
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144A
12.250%	03/30/29(a)	400	400,600
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	610	574,357
5.950%	06/15/30	385	380,572
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28	545	500,780
Synaptics, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29(a)	375	337,543
			2,711,316
Software — 0.8%
AthenaHealth Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30(a)	485	444,085
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	475	449,112
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	500	500,201
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	650	601,307
Sr. Sec’d. Notes, 144A
3.875%	07/01/28	245	226,691
Elastic NV,
Sr. Unsec’d. Notes, 144A
4.125%	07/15/29	410	366,950

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
RingCentral, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	08/15/30	462	$480,177
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	315	307,785
			3,376,308
Telecommunications — 2.1%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	317	118,479
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29	250	168,438
8.125%	02/01/27	730	569,400
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27	337	128,611
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	691	631,413
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	400	392,000
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $3,977; purchased 11/14/23)(f)
0.000%	12/31/30^	4	4,202
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $2; purchased 11/14/23)(f)
0.000%	12/31/30^	17	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $1,198; purchased 11/14/23)(f)
0.000%	12/31/30^	—(r)	236
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $5; purchased 11/14/23)(f)
0.000%	12/31/30^	51	—
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $188,808; purchased 01/30/24 - 01/31/24)(f)
10.500%	05/25/27	204	200,770
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $7,121; purchased 01/30/24)(f)
10.500%	11/25/28	11	8,835
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	288,145
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	525	487,370
5.875%	10/15/27(a)	650	629,146
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	480	$282,875
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	500	493,550
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	1,595	1,480,591
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30	75	47,127
4.875%	06/15/29	550	367,125
Sr. Sec’d. Notes, 144A
10.500%	04/15/29	350	360,679
10.500%	05/15/30	170	175,489
11.000%	11/15/29	277	288,115
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	04/15/29	202	122,776
4.125%	04/15/30	202	120,867
4.125%	04/15/30	173	100,917
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	400	365,020
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	1,095	1,067,110
			8,899,286
Transportation — 0.5%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	525	524,348
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	620	636,539
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31	580	595,433
7.125%	02/01/32(a)	235	241,879
			1,998,199

Total Corporate Bonds (cost $371,234,542)			344,873,789
Floating Rate and Other Loans — 4.5%
Auto Parts & Equipment — 0.2%
Adient US LLC,
Term B-2 Loan, 1 Month SOFR + 2.750%
8.077%(c)	01/31/31	279	279,899
Dexko Global, Inc.,
First Lien Closing Date Dollar Term Loan, 3 Month SOFR + 4.012%
9.321%(c)	10/04/28	398	393,449

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.169%(c)	11/17/28	169	$157,568
			830,916
Beverages — 0.2%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.814%(c)	03/31/28	814	804,350
Building Materials — 0.1%
Cabinetworks,
Initial Term Loan, 3 Month SOFR + 4.512%
9.814%(c)	05/17/28	294	266,689
MIWD HoldCo II LLC,
Term Loan
—%(p)	04/30/31	160	160,650
			427,339
Chemicals — 0.2%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 1 Month SOFR + 4.500%
9.827%(c)	11/15/30	470	452,962
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
10.163%(c)	06/28/28	181	173,336
Venator Finance Sarl,
Initial First-Out Term Loan, 1 Month SOFR + 8.000%
15.314%(c)	12/31/25^	81	80,564
Term Loan, 3 Month SOFR + 10.000%
15.326%(c)	10/12/28	203	200,525
			907,387
Computers — 0.1%
Ahead DB Holdings Llc,
2024 Incremental Term Loan, 3 Month SOFR + 4.250%
9.559%(c)	02/01/31	220	220,241
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.176%(c)	03/01/29	197	197,240
			417,481
Cosmetics/Personal Care — 0.2%
Conair Holdings LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.864%
9.192%(c)	05/17/28	684	677,368
Electric — 0.0%
Heritage Power LLC,
Initial Term Loan, 3 Month SOFR + 4.850%
10.163%(c)	07/20/28	164	155,793
Environmental Control — 0.1%
Madison IAQ LLC,
Initial Term Loan, 1 Month SOFR + 3.364%
8.693%(c)	06/21/28	498	497,180
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Foods — 0.2%
Moran Foods LLC,
First Lien A R 2023 FLFO Term Loan, 3 Month SOFR + 12.659% (Cap N/A , Floor 0.000%)
12.659%(c)	06/30/26^	320	$191,526
First Lien A R 2023 FLFO Term Loan, 3 Month SOFR + 2.000%
12.659%(c)	06/30/26^	569	477,933
Super Senior DDTL, 1 Month SOFR + 11.600%
16.737%(c)	06/30/26^	16	16,418
			685,877
Healthcare-Services — 0.4%
Paraxel International,
First Lien Initial Term Loan, 1 Month SOFR + 3.364%
8.691%(c)	11/15/28	814	815,768
Star Parent, Inc.,
Term B Loan, 3 Month SOFR + 4.000%
9.309%(c)	09/27/30	500	496,625
US Renal Care, Inc.,
Closing Date Term Loan, 1 Month SOFR + 5.114%
10.442%(c)	06/20/28	362	307,903
			1,620,296
Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 1 Month SOFR + 4.500%
9.827%(c)	12/19/30	139	137,113
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
9.445%(c)	10/06/28	578	529,672
Insurance — 0.3%
Acrisure LLC,
2021-1 Additional Term Loan, 1 Month LIBOR + 3.750%
9.195%(c)	02/15/27	148	148,255
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%
10.692%(c)	01/20/29	240	213,700
New B-11 Term Loan, 1 Month SOFR + 4.350%
9.677%(c)	08/21/28	723	696,733
			1,058,688
Internet — 0.1%
Shutterfly Finance LLC,
Second Lien PIK Term Loan
—%(p)	10/01/27	219	171,786
Machinery-Diversified — 0.1%
Spx Flow, Inc.,
Term Loan, 1 Month SOFR + 4.600%
9.927%(c)	04/05/29	500	501,750
Media — 0.4%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.825%(c)	01/18/28	698	670,044

A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Media (cont’d.)
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	449	$731,257
First Lien Term Loan, 1 Month SOFR + 10.100%
15.426%(c)	05/25/26	52	49,091
Second Lien Term Loan
10.000%	08/24/26	216	5,728
iHeartCommunications, Inc.,
New Term Loan, 1 Month SOFR + 3.114%
8.445%(c)	05/01/26	390	340,678
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
8.695%(c)	09/25/26	50	41,363
			1,838,161
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
12.000%	05/16/23^	20	2,154
Packaging & Containers — 0.1%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month SOFR + 3.114%
8.445%(c)	08/04/27	250	249,849
LABL, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 5.100%
10.427%(c)	10/27/28	318	310,824
			560,673
Pipelines — 0.1%
Buckeye Partners LP,
Facility 2023 Tranche B-2 Term Loan, 1 Month SOFR + 2.500%
7.830%(c)	11/22/30	499	499,114
Retail — 0.5%
Claire’s Stores, Inc.,
Term B Loan, 1 Month SOFR + 6.600%
11.930%(c)	12/18/26^	610	582,634
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
9.195%(c)	03/06/28	334	333,709
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%
8.821%(c)	03/03/28	511	472,263
Prime Source,
Intial Term Loan, 3 Month SOFR + 3.512%
8.843%(c)	12/28/27	191	189,075
White Cap Buyer LLC,
Initial Closing Date Term Loan, 1 Month SOFR + 3.750%
9.080%(c)	10/19/27	534	535,589
			2,113,270
Semiconductors — 0.1%
Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%
7.947%(c)	02/01/29	572	570,556
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Software — 0.6%
Boxer Parent Co., Inc.,
2028 Extended Dollar Term Loan, 1 Month SOFR + 4.250%
9.580%(c)	12/29/28		254	$255,113
Cotiviti, Inc.,
Term Loan, 1 Month SOFR + 3.500%
7.500%(c)	03/31/31		450	450,188
Dun & Bradstreet Corp.,
Incremental Term B-2, 1 Month SOFR + 2.750%
8.079%(c)	01/18/29		725	724,660
Genesys Cloud Services,
2024 Incremental No. 2 Dollar Term Loan, 1 Month SOFR + 3.500%
8.827%(c)	12/01/27		602	602,719
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.693%(c)	07/14/28		277	245,829
UKG INC,
Term B Loan, 3 Month SOFR + 3.500%
8.814%(c)	02/10/31		115	115,443
				2,393,952
Telecommunications — 0.3%
Connect Finco SARL (United Kingdom),
Term Loan
—%(p)	09/27/29		575	564,578
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.063%(c)	05/29/27		25	24,135
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%
11.875%(c)	04/16/29^		165	163,296
11.875%(c)	04/15/30^		165	163,404
Lumen Technologies, Inc.,
Additional Second Lien Loan Facility
—%(p)	06/01/28	EUR	22	19,983
Term B-1 Loan, 1 Month SOFR + 2.464%
7.780%(c)	04/15/29		113	83,770
Term B-2 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/30^		116	85,495
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%
9.571%(c)	10/02/28		525	237,442
Initial Term Loan - Second Lien, 3 Month SOFR + 7.262%
12.564%(c)	10/01/29		195	39,000
				1,381,103
Transportation — 0.1%
First transit Parent, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%
8.564%(c)	07/21/28		308	307,529
Initial Term C Loan, 3 Month SOFR + 3.262%
8.564%(c)	07/21/28		93	93,273
				400,802

Total Floating Rate and Other Loans (cost $19,923,567)				19,182,781

A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 4.4%
U.S. Treasury Notes
3.000%	07/31/24	544	$539,750
3.750%	12/31/28	3,000	2,936,953
4.250%	09/30/24	2,000	1,989,922
4.250%	01/31/26	1,600	1,587,563
4.250%	02/28/31	750	751,523
4.625%	02/28/25	372	370,474
5.000%	10/31/25(h)	10,300	10,330,176

Total U.S. Treasury Obligations (cost $18,580,607)			18,506,361

	Shares
Common Stocks — 1.3%
Biotechnology — 0.0%
MNK Common Stock*^	145	6,525
Broadline Retail — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	28,618
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	956	102,770
		131,388
Building Products — 0.0%
SAL TopCo LLC*^	2,403,091	24,031
Chemicals — 0.6%
Cornerstone Chemical Co.*^	16,552	314,488
TPC Group, Inc.*^	52,737	1,555,741
Venator Materials PLC (original cost $1,251,925; purchased 07/18/18 - 10/19/23)*(f)	688	614,215
		2,484,444
Diversified Telecommunication Services — 0.0%
Windstream Holdings, Inc.*^	486	5,346
Electric Utilities — 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	268,164
Keycon Power Holdings LLC*^	2,665	—
		268,164
Gas Utilities — 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $353,979; purchased 04/02/19 - 09/26/19)(f)	1,289	249,440
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	3,293	229,357
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	105,168
iHeartMedia, Inc. (Class A Stock)*	10,969	22,925
		128,093
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.(a)	4,214	374,330
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Heritage Power LLC*^	22,672	$385,424
Heritage Power LLC*^	997	16,949
Heritage Power LLC*^	26,092	13,046
		789,749
Specialty Retail — 0.0%
Claire’s Private Placement*^	795	85,463
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	27,103	3
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) (original cost $224,263; purchased 01/29/24 - 01/30/24)*^(f)	184,508	396,692
Intelsat Emergence SA (Luxembourg)*	20,934	562,601
		959,293

Total Common Stocks (cost $6,565,678)		5,361,296
Preferred Stocks — 0.5%
Broadline Retail — 0.0%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	291,500	151,580
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31 (original cost $75,000; purchased 03/29/21)^(f)	75	75,000
Specialty Retail — 0.4%
Claire’s Stores, Inc., CVT*^	729	1,494,450
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	32,246	322
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $399,640; purchased 01/26/24 - 01/29/24)*^(f)	47,743	486,664

Total Preferred Stocks (cost $1,039,710)		2,208,016
Unaffiliated Exchange-Traded Funds — 4.4%
iShares Broad USD High Yield Corporate Bond ETF(a)	334,557	12,241,441
iShares iBoxx High Yield Corporate Bond ETF	80,610	6,265,815

Total Unaffiliated Exchange-Traded Funds (cost $18,482,076)		18,507,256

A21

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Units	Value
Warrants* — 0.0%
Broadline Retail
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	$28,923
(cost $25)

Total Long-Term Investments (cost $441,035,350)		413,566,950

	Shares
Short-Term Investments — 21.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	7,757,995	7,757,995
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $82,653,649; includes $82,298,607 of cash collateral for securities on loan)(b)(wb)	82,686,406	82,645,063

Total Short-Term Investments (cost $90,411,644)		90,403,058

TOTAL INVESTMENTS—119.7% (cost $531,446,994)		503,970,008

Liabilities in excess of other assets(z) — (19.7)%		(82,871,910)

Net Assets — 100.0%		$421,098,098

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
CLO	Collateralized Loan Obligation
CVT	Convertible Security
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
T	Swap payment upon termination

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,499,285 and 1.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,983,463; cash collateral of $82,298,607 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $9,346,686. The aggregate value of $3,240,445 is 0.8% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A22

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
13	2 Year U.S. Treasury Notes	Jun. 2024	$2,658,297	$(3,407)
54	5 Year U.S. Treasury Notes	Jun. 2024	5,778,844	(5,063)
2	10 Year U.S. Treasury Notes	Jun. 2024	221,594	(1,815)
9	20 Year U.S. Treasury Bonds	Jun. 2024	1,083,938	19,320
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	516,000	11,006
				$20,041
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	SSB	EUR	62	$66,646	$66,471	$—	$(175)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	BNYM	EUR	62	$66,818	$66,471	$347	$—
Expiring 05/02/24	SSB	EUR	62	66,726	66,549	177	—
				$133,544	$133,020	524	—
						$524	$(175)
Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	BNP	09/20/24	(1,453)	$(35,314)	$—	$(35,314)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 5.340%	MSI	09/20/24	(1,060)	(32,856)	—	(32,856)
					$(68,170)	$—	$(68,170)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A23